Condensed consolidated statements of changes in equity - USD ($) shares in Millions, $ in Millions		Total	Share capital	Treasury shares	Additional paid-in capital	Retained earnings	Foreign currency translation adjustments	Unrealized gains (losses) on derivative financial instruments	Unrealized gains (losses) on investments in equity instruments at FVOCI	Recognized actuarial losses	Equity attributable to the equity holders of the parent	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2017	[1],[2]		1,020
Beginning balance at Dec. 31, 2017		$ 40,855	$ 401	$ (362)	$ 34,848	$ 20,635	$ (13,942)	$ (93)	$ 823	$ (3,521)	$ 38,789	$ 2,066
Changes in equity [abstract]
Net income (including non-controlling interests)		3,101				3,057					3,057	44
Other comprehensive income (loss)		(1,237)					(1,496)	363	(212)	150	(1,195)	(42)
Total comprehensive income (loss)		1,864				3,057	(1,496)	363	(212)	150	1,862	2
Recognition of share-based payments		17		11	6						17
Dividend		(154)				(101)					(101)	(53)
Share buyback (in shares)	[1],[2]		(7)
Share buyback		(226)		(226)							(226)
Change in share capital currency		0	$ (37)		37
Other movements		(21)				(21)					(21)
Ending balance (in shares) at Jun. 30, 2018	[1],[2]		1,013
Ending balance at Jun. 30, 2018		42,335	$ 364	(577)	34,891	23,570	(15,438)	270	611	(3,371)	40,320	2,015
Beginning balance (in shares) at Dec. 31, 2018	[1],[2]		1,014
Beginning balance at Dec. 31, 2018		44,108	$ 364	(569)	34,894	25,611	(16,116)	639	212	(2,949)	42,086	2,022
Changes in equity [abstract]
Net income (including non-controlling interests)		45				(33)					(33)	78
Other comprehensive income (loss)		317					290	(7)	1	0	284	33
Total comprehensive income (loss)		362				(33)	290	(7)	1	0	251	111
Recognition of share-based payments (in shares)	[1],[2]		$ 2
Recognition of share-based payments		(11)		54	(65)						(11)
Dividend		(258)				(203)					(203)	(55)
Share buyback (in shares)	[1],[2]		(4)
Share buyback		(90)		(90)							(90)
Ending balance (in shares) at Jun. 30, 2019	[1],[2]		1,012
Ending balance at Jun. 30, 2019		$ 44,111	$ 364	$ (605)	$ 34,829	$ 25,375	$ (15,826)	$ 632	$ 213	$ (2,949)	$ 42,033	$ 2,078

[1]	Excludes treasury shares
[2]	In millions of shares